SHARE-BASED COMPENSATION (Details 5)	12 Months Ended
Dec. 31, 2018 CAD ($) shares
Sharebased Compensation Details 5Abstract
PSUs outstanding, beginning | shares	0
PSUs granted | shares	2,200,000
PSUs outstanding, ending | shares	2,200,000
PSUs vested, ending | shares	0
PSUs outstanding, weighted average exercise price, beginning | $	$ 0
Weighted average exercise price, PSUs granted | $	0.65
PSUs outstanding, weighted average exercise price, ending | $	0.65
PSUs vested, weighted average exercise price, ending | $	$ 0